Line of Credit - Additional Information (Detail) - USD ($)	Jan. 31, 2011	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Line of Credit Facility [Line Items]
Letter of credit outstanding		$ 1,095,000	$ 1,143,000	$ 6,095,000
Two Thousand And Eleven Line Of Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity	$ 5,000,000
Two Thousand And Eleven Line Of Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt instrument varirable interest rate spread	1.25%
Two Thousand And Seventeen Amended Line Of Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity					$ 7,000,000
Line of credit net of current portion outstanding		0	0	$ 0
Line of credit remaining borrowing capacity		$ 5,905,000	$ 5,857,000